CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 156,228	$ 187,609
Restricted cash	1,134	1,339
Short-term bank deposits	139,333	207,450
Marketable securities	77,774	77,616
Accounts receivable (net of allowance of $2,538 and $2,091 at December 31, 2024 and 2023, respectively)	164,358	231,539
Prepaid expenses and other current assets	22,638	21,033
Total Current Assets	561,465	726,586
Long-Term Assets
Property and equipment, net	8,916	3,179
Operating lease right-of-use assets	20,209	6,609
Intangible assets, net	68,917	88,652
Goodwill	247,086	247,975
Deferred taxes	8,517	4,180
Other assets	416	85
Total Long-Term Assets	354,061	350,680
Total Assets	915,526	1,077,266
Current Liabilities
Accounts payable	122,005	217,181
Accrued expenses and other liabilities	32,848	42,636
Short-term operating lease liability	3,648	4,198
Deferred revenue	2,049	2,297
Short-term payment obligation related to acquisitions	1,300	73,716
Total Current Liabilities	161,850	340,028
Long-Term Liabilities
Long-term operating lease liability	18,654	3,448
Other long-term liabilities	12,082	15,643
Total Long-Term Liabilities	30,736	19,091
Total Liabilities	192,586	359,119
Commitments and Contingencies
Shareholders' equity
Ordinary shares of ILS 0.03 par value - Authorized: 80,000,000 shares at December 31, 2024 and 2023; Issued: 44,940,392 and 48,106,683 at December 31, 2024 and 2023, respectively; Outstanding: 44,825,053 and 47,991,344 shares at December 31, 2024 and 2023, respectively	391	413
Additional paid-in capital	527,149	534,816
Treasury shares at cost (115,339 shares at December 31, 2024 and 2023)	(1,002)	(1,002)
Accumulated other comprehensive loss	(215)	(83)
Retained earnings	196,617	184,003
Total Shareholders' Equity	722,940	718,147
Total Liabilities and Shareholders' Equity	$ 915,526	$ 1,077,266